Taxes Other Than Income Taxes (Components Of Taxes Other Than Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Taxes Other Than Income Taxes [Line Items]
Taxes other than income before discontinued operations	$ 54,615	$ 52,967	$ 48,081
Less discontinued operations	10,927	10,645	8,515
Total taxes other than income	43,688	42,322	39,566
Property [Member]
Taxes Other Than Income Taxes [Line Items]
Taxes other than income before discontinued operations	27,785	27,314	23,952
Capital Stock [Member]
Taxes Other Than Income Taxes [Line Items]
Taxes other than income before discontinued operations	3,559	3,458	2,989
Gross Receipts, Excise And Franchise [Member]
Taxes Other Than Income Taxes [Line Items]
Taxes other than income before discontinued operations	10,124	10,121	8,899
Payroll [Member]
Taxes Other Than Income Taxes [Line Items]
Taxes other than income before discontinued operations	7,130	6,889	6,906
Other [Member]
Taxes Other Than Income Taxes [Line Items]
Taxes other than income before discontinued operations	$ 6,017	$ 5,185	$ 5,335